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                United States Securities and Exchange Commission

                                    FORM 13H
                            LARGE TRADER REGISTRATION
     INFORMATION REQUIRED OF LARGE TRADERS PURSUANT TO SECTION 13(H) OF THE
              SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

[] INITIAL FILING:   Date identifying transactions first effected
                     (mm/dd/yyyy)  ___________________________
                     Voluntary filing? [ ] no [ ] yes Date of voluntary filing __________________________________

[ ] ANNUAL FILING:

                     Calendar year ending _________________

[X] AMENDED FILING
[ ] INACTIVE STATUS: Date commencing Inactive Status (mm/dd/yyyy) ______________
[ ] TERMINATION FILING: Effective date (mm/dd/yyyy) ____________________________

[ ] REACTIVATED STATUS: Date identifying transactions first effected, post-Inactive Status(mm/dd/yyyy) _______________________

Westfield Capital Management Company, L.P.
--------------------------------------------------------------------------------
Name of Large Trader Filing This Form

12649247
----------------------------------
LTID

80-0175963
----------------------------------
Taxpayer Identification Number

1 Financial Center, 24th Floor, Boston, Massachusetts 02111, USA
--------------------------------------------------------------------------------
Business Address of the Large Trader (Street, City, State, Zip, Country)

1 Financial Center, 24th Floor, Boston, Massachusetts 02111, USA
--------------------------------------------------------------------------------
Mailing Address of the Large Trader (Street, City, State, Zip, Country)

Telephone No. (617) 428-7100 Facsimile No. (617) 428-7190 Email: None

The Form and the schedules thereto must be submitted by a natural person who is authorized to make this submission on behalf of the large trader.

Helen L. McAuley
--------------------------------------------------------------------------------
Name of Authorized Person (First, Middle Initial, Last)

Vice President, Head of Compliance
--------------------------------------------------------------------------------
Title of Authorized Person

Employee
--------------------------------------------------------------------------------
Relationship to Large Trader

1 Financial Center, 24th Floor, Boston, Massachusetts 02111, USA
--------------------------------------------------------------------------------
Business Address of Authorized Person (Street, City, State, Zip, Country)

Authorized Person's Telephone No. (617) 428-7158  Facsimile No. (617) 428-7190

Authorized Person's Email hmcauley@wcmgmt.com

                               -------------------

                                    ATTENTION

Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a). Intentional misstatements or omissions of facts may result in civil fines and other sanctions pursuant to the Securities Exchange Act of 1934.

The authorized person signing this form represents that all information contained in the form, schedules, and continuation sheets is true, correct, and complete. It is understood that all information whether contained in the form, schedules, or continuation sheets, is considered an integral part of this form and that any amendment represents that all unamended information remains true, correct, and complete.

                              /s/Helen L. McAuley
                              --------------------------------------------------
                              Signature of Person Authorized to Submit this Form

                                    FORM 13H
                    INFORMATION REQUIRED OF ALL LARGE TRADERS

ITEM 1. BUSINESSES OF THE LARGE TRADER (check as many as applicable)

(a) Businesses engaged in by the large trader and any of the large trader's affiliates (check as many as applicable)

[ ] Broker or Dealer                                    [ ] Bank Holding Company
[ ] Government Securities Broker or Dealer              [ ] Non-Bank Holding Company [ ] Bank
[ ] Municipal Securities Broker or Dealer               [ ] Pension Trustee
[X] Investment Adviser                                  [ ] Non-Pension Trustee
    [X] to Registered Investment Companies              [ ] Insurance Company
    [X] to Hedge Funds or other Funds not registered
           under the Investment Company Act             [ ] Other (specify)_________________________________________
[ ] Futures Commission Merchant
[ ] Commodity Pool Operator

(b) Describe the nature of the business of the large trader including a description for each Securities Affiliate:

WESTFIELD CAPITAL MANAGEMENT COMPANY, L.P. ("WESTFIELD") PROVIDES SEPARATE ACCOUNT INVESTMENT ADVISORY SERVICES TO INSTITUTIONS AND HIGH NET WORTH INDIVIDUALS. WESTFIELD PRIMARILY SUPERVISES DOMESTIC GROWTH EQUITY PORTFOLIOS THAT FOCUS ON EACH SEGMENT OF THE MARKET CAPITALIZATION SPECTRUM.

ITEM 2. SECURITIES AND EXCHANGE COMMISSION FILINGS

Does the large trader or any of its Securities Affiliates file any other forms with the Commission? [X] Yes [ ] No

If yes, specify the entity and the forms filed:

Entity                                   Form(s) Filed   CIK Number

Westfield Capital Management Co., L.P.   13F, 13G, ADV   0001177719
______________________________________   _____________   _______________
______________________________________   _____________   _______________
______________________________________   _____________   _______________
______________________________________   _____________   _______________

ITEM 3. CFTC REGISTRATION AND FOREIGN REGULATORS

(a) Is the large trader or any of its affiliates registered with the Commodity Futures Trading Commission in any capacity, including as a "registered trader" pursuant to sections 4i and 9 of the Commodity Exchange Act?

      [ ] Yes              [X] No

      If yes, identify each entity and specify the registration number: Entity Registration Number

      __________________________________     ______________
      __________________________________     ______________
      __________________________________     ______________
      __________________________________     ______________

(b) Is the large trader or any of its Securities Affiliates regulated by a foreign regulator?

      [ ] Yes              [X] No

      If yes, identify each entity and its primary foreign regulator(s):

      Entity                                Primary Foreign Regulator
      _________________________             ____________________________________
      _________________________             ____________________________________
      _________________________             ____________________________________
      _________________________             ____________________________________
      _________________________             ____________________________________

ITEM 4. ORGANIZATION INFORMATION

(a) Attach an Organizational Chart that identifies the large trader, its parent company (if applicable), all Securities Affiliates, and all entities identified in Item 3(a).

(b) Provide the following information on all Securities Affiliates and all entities identified in Item 3(a):

Entity            MPID(s)        Description of          Relationship to the
                                 Business                   Large Trader
_______________   ____________   _____________________   _______________________
_______________   ____________   _____________________   _______________________
_______________   ____________   _____________________   _______________________
_______________   ____________   _____________________   _______________________

(c)   If any affiliates file separately, identify each entity:

Entity            LTID           Suffix (if any)
_______________   ____________   ____________________
_______________   ____________   ____________________
_______________   ____________   ____________________

(d) If any affiliates have been assigned an LTID suffix, identify such entities and their corresponding suffixes:

Entity            Suffix
_______________   ____________
_______________   ____________
_______________   ____________

ITEM 5. GOVERNANCE OF THE LARGE TRADER

(a) STATUS OF THE LARGE TRADER (check as many as apply)

[ ] Individual                   [ ] Partnership
[X] Limited Partnership
[ ] Trustee                      [ ] Corporation
[ ] Limited Liability Company    [ ] Other (specify)____________________________

(b) Complete the following for each general partner, and in the case of limited partnerships, each limited partner that is the owner of more than a 10 percent financial interest in the accounts of the large trader:

Name                                    Status (check one for each)

WMS General Partner                     [X] General Partner [ ] Limited Partner
WMS Management LLC                      [ ] General Partner [X] Limited Partner
_______________________________________ [ ] General Partner [ ] Limited Partner
_______________________________________ [ ] General Partner [ ] Limited Partner
_______________________________________ [ ] General Partner [ ] Limited Partner
_______________________________________ [ ] General Partner [ ] Limited Partner
_______________________________________ [ ] General Partner [ ] Limited Partner

(c) Complete the following for each executive officer, director, or trustee of a large trader corporation or trustee:

Name                            Status (check one for each)
--------------------------------------------------------------------------------
                   [ ] Executive Officer        [ ] Director        [ ] Trustee
--------------------------------------------------------------------------------
                   [ ] Executive Officer        [ ] Director        [ ] Trustee
--------------------------------------------------------------------------------
                   [ ] Executive Officer        [ ] Director        [ ] Trustee
--------------------------------------------------------------------------------
                   [ ] Executive Officer        [ ] Director        [ ] Trustee
--------------------------------------------------------------------------------

(d) Jurisdiction in which the large trader entity is incorporated or organized:

          Delaware, USA
             -------------------------------------------------------------------
             (state and country)

ITEM 6. LIST OF BROKER-DEALERS AT WHICH THE LARGE TRADER OR ITS SECURITIES AFFILIATES HAS AN ACCOUNT

Identify each broker-dealer at which the large trader or any of its Securities Affiliates has an account and the types of services provided.

Name of Broker-Dealer
----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO                                 [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Abel Noser                               [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
AltruShare                               [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
America's Growth Capital                 [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Aqua Equities                            [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Avondale Partners                        [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Bank of America                          [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Barclays Capital                         [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
BB&T Capital                             [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Bluefin Research Partners                [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
BMO Capital Markets                      [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
BNP Paribas                              [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
BNY ConvergeEx                           [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Brean Murray, Foster                     [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
BTIG LLC                                 [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Cabrara Capital                          [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Canaccord Genuity                        [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Cantor Fitzgerald & Co., Inc.            [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Capital Institutional Services           [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Caris & Co.                              [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Charles Schwab                           [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
CIBC                                     [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Citigroup                                [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
CL King                                  [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Collins Stewart LLC                      [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Comerica                                 [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Commerz                                  [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Cowen & Co.                              [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Craig Hallum Capital Group, LLC          [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse                            [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Cuttone & Company                        [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
DA Davidson                              [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Dahlmen Rose                             [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
DeMatteo Monness                         [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank                            [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Dougherty & Company LLC                  [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Fechtor Detwiler                         [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital Markets                 [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
First Analysis                           [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Friedman Billings                        [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
FTN MidWest                              [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Gleacher                                 [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                            [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Guzman                                   [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Heflin & Co.                             [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Howard Weil                              [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Instinet Trading                         [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
ISI Group                                [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
ITG - Channel                            [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Securities                   [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Janney Montgomery Scott                  [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Jefferies & Co., Inc.                    [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
JMP Securities                           [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
JNK Securities                           [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Johnson Rice                             [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Jones & Associates                       [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Kaufman Brothers                         [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Keefe, Bruyette & Woods                  [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Keybanc & Co.                            [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Knight Securities                        [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Lazard Freres & Co., LLC                 [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Leerink Swann                            [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Liquidnet                                [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Longbow Securities                       [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Loop Capital                             [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
MacQuarie                                [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Merriman Capital                         [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Miller Tabak & Co.                       [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
MKM Partners                             [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Moness Crespi                            [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Morgan Keegan & Co.                      [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                           [X] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Muriel Siebert                           [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Natixis Bleichroeder                     [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Needham & Co.                            [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Nikko Securities                         [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Noble Financial                          [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Nomura Securities                        [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Northern Trust Securities                [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Off the Record Research                  [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer & Co., Inc.                  [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Pacific Crest Securities                 [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Pershing                                 [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Piper, Jaffray & Hopwood                 [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Pritchard Capital                        [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Pulse Trading                            [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Rabo Securities                          [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Rafferty Capital Markets, LLC            [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Raymond James & Associates, Inc.         [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
RBC Capital Markets                      [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Robert Baird                             [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Roth Capital                             [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Sandler O'Neill                          [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Sanford Bernstein                        [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Sidoti Inc.                              [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Simmons & Company International          [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Soleil                                   [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
State Street Global Markets              [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Stephens                                 [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Sterne Agee                              [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Stifel Nicolaus                          [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Summer Street Research                   [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Susquehanna                              [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
The Robinson-Humphrey Co., Inc.          [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Think Equities                           [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Ticonderoga Securities                   [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
UBS                                      [X] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Weeden                                   [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo                              [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
William Blair & Company, Inc.            [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------
Williams Capital                         [ ] Prime Broker             [X]  Executing Broker          [ ] Clearing Broker
----------------------------------------------------------------------------------------------------------------------------------